CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Consolidated Statment of Income (Loss) [line items]
Revenues	$ 787	$ 735	$ 1,612	$ 1,528
Other income	17	10	25	19
Direct operating costs	(252)	(247)	(506)	(503)
Management service costs	(23)	(21)	(44)	(42)
Interest expense - borrowings	(178)	(178)	(351)	(358)
Share of earning from equity-accounted investments	0	6	32	6
Foreign exchange and unrealized financial instrument loss	(12)	(33)	(30)	(25)
Depreciation	(200)	(206)	(400)	(419)
Other	(1)	(10)	(3)	(54)
Income tax expense
Current	(15)	(7)	(39)	(14)
Deferred	(14)	(4)	(34)	(13)
Income tax expense	(29)	(11)	(73)	(27)
Net income	109	45	262	125
Net income attributable to:
Preferred limited partners' equity	11	10	21	19
Limited partners' equity	$ 9	$ (1)	$ 34	$ 4
Basic and diluted earnings (loss) per LP Unit (in usd per share)	$ 0.05	$ (0.01)	$ 0.19	$ 0.02
Participating non-controlling interests - in operating subsidiaries
Income tax expense
Net income	$ 74	$ 31	$ 168	$ 87
Net income attributable to:
Non-controlling interests			168
General partnership interest in a holding subsidiary held by Brookfield
Income tax expense
Net income	1	0	1	0
Net income attributable to:
Non-controlling interests	1	0	1	0
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Income tax expense
Net income	7	(1)	25	2
Net income attributable to:
Non-controlling interests	7	(1)	25	2
Preferred equity
Income tax expense
Net income	7	6	13	13
Net income attributable to:
Non-controlling interests	$ 7	$ 6	$ 13	$ 13